Non-interest income (Details) - AUD ($) shares in Millions, $ in Millions			12 Months Ended
		May 26, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Net fee income
Facility fees			$ 730	$ 1,365	$ 1,350
Transaction fees			1,225	1,182	1,258
Other non-risk fee income			(76)	98	229
Fee income			1,879	2,645	2,837
Credit card loyalty programs			(121)	(126)	(152)
Transaction fee related expenses			(103)	(95)	(82)
Fee expenses			(224)	(221)	(234)
Net fee income	[1]		1,655	2,424	2,603
Net wealth management and insurance income
Wealth management income			276	1,145	997
Life insurance premium income			1,443	1,410	1,204
General insurance and LMI net premium earned			482	472	451
Life insurance investment and other income			409	666	544
General insurance and LMI investment and other income			52	50	77
Total insurance premium, investment and other income			2,386	2,598	2,276
Life insurance claims and changes in insurance liabilities			(1,266)	(1,396)	(1,155)
General insurance and LMI claims and other expenses			(367)	(286)	(318)
Total insurance claims, changes in liabilities and other expenses			(1,633)	(1,682)	(1,473)
Net wealth management and insurance income	[1]		1,029	2,061	1,800
Trading income	[1]		929	945	1,202
Other income
Dividends received from other entities			6	3	2
Net gain on sale of associates			38		279
Net gain on disposal of assets			61	24	6
Net gain/(loss) on derivatives held for risk management purposes			(11)	8	52
Net gain/(loss) on financial instruments measured at fair value			(39)	38	11
Net gain/(loss) on disposal of controlled entities			3	(9)
Rental income on operating leases			72	107	143
Share of associates' net profit/(loss)			(23)	(10)	17
Other			22	(89)	19
Total other income			129	72	529
Total non-interest income			3,742	5,502	6,134
Compliance, regulation and remediation provisions			860	171	$ 111
Credit card loyalty programs
Other income
Deferred income			322	318
Pendal Group Limited
Other income
Sale of shares in associate by the Group (in shares)		60
Sale of shares in associate by the Group (as a percent)		19.00%
Impairment on the remaining shareholdings of Pendal				104
Parent Entity
Net fee income
Facility fees			680	1,351
Transaction fees			1,046	939
Other non-risk fee income			(638)	54
Fee income			1,088	2,344
Credit card loyalty programs			(90)	(101)
Transaction fee related expenses			(76)	(71)
Fee expenses			(166)	(172)
Net fee income	[1]		922	2,172
Net wealth management and insurance income
Trading income	[1]		956	919
Other income
Dividends received from subsidiaries			2,215	2,013
Transactions with subsidiaries			457	472
Dividends received from other entities			3	3
Net gain on disposal of assets			60
Net gain/(loss) on hedging overseas operations			(71)	19
Net gain/(loss) on derivatives held for risk management purposes			(11)	8
Net gain/(loss) on financial instruments measured at fair value			(25)	36
Rental income on operating leases			50	77
Other			6	5
Total other income			2,684	2,633
Total non-interest income			4,562	5,724
Compliance, regulation and remediation provisions			842	154
Parent Entity | Credit card loyalty programs
Other income
Deferred income			$ 47	$ 34

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.